Agreements with The Boeing Company (Details Narrativel) (10K)	12 Months Ended
Dec. 31, 2015 USD ($) Installment
License Agreements [Abstract]
Licenses revenue	$ 2,500,000
Number of license payment installments | Installment	3
Deferred revenue	$ 2,500,000